BASIS OF PREPARATION Narrative (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Senior Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 145.8		$ 250.0
Second Lien Note, Second Lien Refinancing
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 104.2	$ 134.1
Stated interest rate | Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	8.50%	8.50%